Net Operating Loss Carryforwards Expire Date (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
2013	$ 135	¥ 11,076
2014	56	4,572
2015	83	6,816
2016	352	28,915
2017	323	26,589
Thereafter	1,130	92,898
Total	$ 2,079	¥ 170,866